SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                       Pre-Effective Amendment No. 1                 [X]

                       Post-Effective Amendment No. ___              [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                     Amendment No. 1                 [X]

                               THE ARONHALT TRUST
               (Exact name of registrant as specified in charter)

                 13 Eavenson Way, Glen Mills, Pennsylvania 19342
                    (Address of principal executive offices)

                  Registrant's Telephone Number: (610) 358-9216

                                Craig T. Aronhalt
                                 13 Eavenson Way
                         Glen Mills, Pennsylvania 19342
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                  McDonald, Hopkins, Burke & Haber Co., L.P.A.
     2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114


Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   Prospectus

                                The Aronhalt Fund

                                 13 Eavenson Way
                         Glen Mills, Pennsylvania 19342
                                 (800) 394-5064



The Aronhalt Fund (the "Fund") is a diversified mutual fund with an investment objective of seeking capital appreciation by investing primarily in equity securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                November 1, 2001

                                TABLE OF CONTENTS


                Risk/Return Summary - ........................ 2
                Fees and Expenses............................. 3
                How to Buy Shares............................. 4
                How to Redeem Shares.......................... 5
                Net Asset Value............................... 7
                Investment Management......................... 7
                Dividends and Taxes........................... 7

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities.


Principal Investment Strategies


The Fund pursues its investment objective principally by investing in common stock of companies of all sizes (i.e., all ranges of capitalization).

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other companies will be considered attractive investments. However, to a lesser extent the Fund will often also invest in "growth" stocks (i.e., companies experiencing or expected to experience accelerated revenue or earnings growth) in order to be represented in that portion of the stock market. The Fund will review its portfolio daily and will sell a stock when the Fund investment advisor decides that it no longer meets the investment criteria described above. The Fund is intended for investors who are willing to hold their investment in the Fund for at least 18 months.

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in common stocks. However, the Fund may temporarily invest up to 100% of its assets money market mutual funds for defensive purposes in response to market, economic, political or other conditions. If the Fund does so, the Fund may not achieve its investment objective..

The Fund may invest up to 25% of the value of its total assets in American Depository Receipts ("ADR's") of foreign companies.

The Fund will not concentrate in any particular industry.


Principal Risks

Investment in the Fund is subject to the following principal risks:

          o The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

          o The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

          o Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

          o The Fund's investment in ADR's of foreign companies involves certain inherent risks that are different from those of other companies, including political or economic instability of the foreign country, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these stocks may be subject to great price fluctuations than stocks of other companies.


          o There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

          o "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

          o    An investment in the Fund is not a deposit of any bank and is not
               insured  or   guaranteed   by  the  Federal   Deposit   Insurance
               Corporation or any other governmental agency.

Bar Chart and Performance Table

A bar chart and performance table is not provided since the Fund has not had annual returns for a full calendar year.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases               None

Maximum Deferred Sales Charge (Load)                           None

Redemption Fee                                               None(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)



                                Management Fees               1.50%


                         Distribution (12b-1) Fees            0.00%

                                    Other Expenses            0.00%
                                                              -----

              Total Annual Fund Operating Expenses            1.50%

         (1) Although there is no redemption fee, there is a charge of $20.00 for each wire redemption.


Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 year                         3 years

            $153                           $474


HOW TO BUY SHARES

Shares of the Fund are purchased at the net asset value per share (as described in "Net Asset Value" below) next determined after receipt by the Fund's Transfer Agent of your investment in proper form as described below. There are no sales charges. The minimum initial investment is $500 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) are $50.

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to The Aronhalt Fund, to:

         Mutual Shareholder Services
         8869 Brecksville Road
         Suite C
         Brecksville, Ohio 44141

To purchase shares by wire, transmit funds to:


         Firstar Bank, N.A.
         ABA#: 0420-0001-3
         DDA 19945-7904
         [For credit to The Aronhalt Fund]


Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their correct taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


Each investment in the Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.


You may purchase or sell Fund shares directly from the Fund or through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Aronhalt Capital Management, Inc.


The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.


HOW TO REDEEM SHARES

General

You may redeem (sell) your shares at any time. The Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. The redemption price per share is the net asset value determined as described under "Net Asset Value," less any applicable redemption fee as described below under "Redemption Fee." Because net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

The Fund reserves the right to suspend or postpone redemptions during any period: (i) when trading on the New York Stock Exchange is restricted, (ii) when, as a result of an emergency, it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the net asset value of the shares in an account is less than $500 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption by Mail

The Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

                  The Aronhalt Fund
                  c/o Mutual Shareholder Services
                  8869 Brecksville Road
                  Suite C
                  Brecksville, OH  44141

The redemption request must:

         1.       Include your name and account number.

         2. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

         3. Be signed by all owners exactly as their names appear on the account.

         4. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone


You may redeem shares by telephone by calling the Fund at (440) 922-0066. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request.


By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.


Unless  you  decide  not  to  have  telephone  redemption   privileges  on  your
account(s),  you  agree to hold  the  Fund,  the  Transfer  Agent,  any of their affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided the Transfer Agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the Fund may be liable for losses due to unauthorized or fraudulent instructions.



NET ASSET VALUE


Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the Fund's net assets minus liabilities by the total number of shares of the Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations. If market quotations for an investment are not readily available, such investment will be valued at fair value as determined in good faith by the board of trustees of the Fund.



INVESTMENT MANAGEMENT


The Fund has retained as its investment adviseor Aronhalt Capital Management, Inc. (the "Adviseor"), an investment management organization established in 2001. The Advisor has acted as the investment Advisor to the Fund since its inception in 2001. The Adviseor manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund. The Adviseor's address is 13 Eavenson Way, Glen Mills, Pennsylvania 19342. The Advisor is registered as an investment advisor with the Securities and Exchange Commission.

As compensation for its services the Adviseor receives an annual fee of 1.50% of the average net assets of the Fund. This fee is calculated daily and paid monthly in arrears. The Adviseor pays all of the operating expenses of the Fund except for brokerage, taxes, interest and extraordinary expenses, which expenses are borne by the Fund.

Craig T. Aronhalt, the President of the Adviseor, has been the portfolio manager of the Fund since its inception in 2001. From 1999 to 2001, Mr. Aronhalt was Vice President of Newbridge Partners LLC, an investment management firm, and from 1994 to 1999 he was Senior Vice President of Brandywine Asset Management, Inc., another investment management firm.



DIVIDENDS AND TAXES

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund as of the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments on the Application to Buy Shares.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund  distributions  may  be  both  dividends  and  capital  gains.   Generally,
distributions from the Fund are expected to be primarily capital gains distributions. Redemptions are taxable sales. Please consult your tax aAdviseor regarding your federal, state and local tax liability.

                            APPLICATION TO BUY SHARES

Mail to:                                                    Minimum Investments:
The Aronhalt Fund                         Initial:                         $500
c/o Mutual Shareholder Services           Subsequent:                       $50
8869 Brecksville Road
Suite C
Brecksville, Ohio  44141

1.   Registration of Shares

--------------------------------              --------------------------------
Owner                                         Joint Owner

--------------------------------              --------------------------------
Address                                       Social Security or Tax ID Number

--------------------------------              --------------------------------
City         State           Zip              Daytime Phone Number

If more than one owner is listed above, then shares will be registered a joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

2.   Investment Information

     This investment represents an:

     __ Initial investment payable to:  The Aronhalt Fund    Amount $__________

     __ Investment wired to account:                         Amount $__________


3.   Dividend and Telephone Options

All income dividends and capital gains distributions will be reinvested in additional shares as stated in the Prospectus unless the first box below is checked. In addition, you elect to have telephone redemption privileges unless you check the second box.

     __ Please pay all income dividends and capital gains distributions in cash.
     __ I do not want telephone redemption privileges.


4.   Taxpayer Information

     I am a U.S. Citizen       [Yes]       [No]       (circle one)

The Internal  Revenue  Service (IRS)  requires each taxpayer to provide a Social
Security  or  Taxpayer   Identification   Number  and  to  make  the   following
certifications. I certify under penalty of perjury that:

            1)   The Social Security or Tax ID number stated above is correct.
            2)   I am not subject to backup withholding because:*

                    a) The IRS has not informed me that I am subject to backup withholding.
                    b) The IRS has notified me that I am no longer subject to backup withholding.

* If this statement is not true and you are subject to backup withholding, cross out Section 2

5.   Signature and Agreement

I/We, the undersigned, have received a copy of the current Prospectus of The Aronhalt Fund and are purchasing Fund shares in accordance with the provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the Fund, if the application is accepted. This application cannot be processed unless accompanied by payment.

--------------------------------               --------------------------------
Signature of Owner                             Date

                                THE ARONHALT FUND


A Statement of Additional Information ("SAI") dated November 1, 2001 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge and to make shareholder inquires, call the Funds at
(800) 394-5064.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can call 202-942-8090 for information on the Public Reference Room's operations and copying charges.

         The Aronhalt Fund
         13 Eavenson Way
         Glen Mills, Pennsylvania  19342

         Investment Advisor
         Aronhalt Capital Management, Inc.
         13 Eavenson Way
         Glen Mills, Pennsylvania  19342

         Custodian
         Firstar Bank, N.A.
         425 Walnut Street
         Cincinnati, Ohio  45201

         Transfer Agent
         Mutual Shareholder Services
         8869 Brecksville Road
         Brecksville, Ohio  44141

         Legal Counsel
         McDonald, Hopkins, Burke & Haber Co., L.P.A.
         2100 Bank One Center
         600 Superior Avenue, East,
         Cleveland, Ohio  44114

         Independent Auditor
         McCurdy & Associates CPAs, Inc.
         27955 Clemens Road
         Westlake, Ohio  44145

         Investment Company Act File No.:                     811-10483

                                THE ARONHALT FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2001


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Aronhalt Fund (the "Fund") dated November 1, 2001. To obtain a copy of the Fund's Prospectus, without charge, please write to the Fund at 13 Eavenson Way, Glen Mills, Pennsylvania 19342 or call (800) 394-5064



                                TABLE OF CONTENTS



General.....................................................................A-2


Investments and Risks.......................................................A-2

Management Agreement........................................................A-4

Management of the Fund .....................................................A-5


Ownership of Shares.........................................................A-7

Portfolio Turnover..........................................................A-7

Portfolio Transactions and Brokerage........................................A-7

Net Asset Value.............................................................A-7

Share Redemptions...........................................................A-8

Taxation of the Fund........................................................A-8

Performance Information ....................................................A-8

Additional Information......................................................A-10

GENERAL

     The Fund is an open-end management investment company and is a portfolio of The Aronhalt Trust, a Delaware business trust organized on August 1, 2001 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of the Fund. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. In the event that Aronhalt Capital Management, Inc. ceases to be the investment advisor, the right of the Fund to use the identifying name "Aronhalt" may be withdrawn.

     The Fund will not hold annual meetings of shareholders. However, on any matter which is submitted to a vote of shareholders, as determined by the Trustees, either (i) each whole share shall be entitled to one vote as to any matter on which is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (ii) each dollar of net asset value shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

     Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under Delaware law.


INVESTMENTS AND RISKS

Classification

     The Fund is a diversified, open-end management investment company.

Information on the Fund's Investments

     The Fund has an investment objective of seeking capital appreciation by investing primarily in equity securities. The principal investment strategies used by the Fund to pursue this objective, together with the principal risks of investing in the Fund, are described in the Prospectus under the heading "Risk/Return Summary."

     Described below are (i) certain other investment strategies (including strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:

     Convertible Securities. The Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

     Preferred Stocks. In selecting preferred stocks, the Investment Advisor will use its selection criteria for either common stocks or debt securities, depending on the Investment Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

     Foreign Exposure. The Fund may invest in (i) stocks of U.S. headquartered companies having substantial foreign operations or (ii) American Depository Receipts ("ADR's") of foreign companies. These involve certain inherent risks that are  different  from  those  of other  companies,  including  political  or economic instability of the foreign country or countries, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these securities may be subject to greater price fluctuations than securities of other companies.

     Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made, not more than 3% of the outstanding stock of any one investment company will be owned by the Fund or any affiliated persons of the Fund. To the extent that the Fund invests in other investment companies, an investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying investment companies in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses.


     The Fund does not intend to invest in any derivative instruments.


Policies

     Unless otherwise noted, whenever an investment policy states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such a standard or percentage will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment objectives and policies.


     The Fund's fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. As used in this Statement of Additional Information, a majority of the Fund's outstanding voting securities means the lesser of (a) more than 50% of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy..

     The following are the Fund's fundamental investment policies set forth in their entirety. The Fund may not:


          1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          2. purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

          3. issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

          4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

          5. act as an underwriter of securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

          6. invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities;

          7. (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin.

          8. purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

          9.   make loans.


     In addition, it is a fundamental investment policy of the Fund to satisfy the requirements for classification of the Fund as a "diversified" management company within the meaning of the Investment Company Act of 1940. Also, the Fund's investment objective of seeking capital appreciation by investing primarily in equity securities is a fundamental investment policy.

     The forgoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities.

Temporary Defensive Position

     The Fund may temporarily invest up to 100% of its assets in money market mutual funds for defensive purposes in response to market, economic, political or other considerations. If the Fund does so, the Fund may not achieve its investment objective.


MANAGEMENT AGREEMENT


     The Fund employs Aronhalt Capital Management, Inc., an investment advisor registered with the Securities and Exchange Commission (the "Investment Advisor") to furnish advisory and other services. Under the Investment Advisor's Management Agreement with the Fund, the Investment Adviseor acts as Investment Advisor and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Advisor, and all personnel of the Fund or of the Investment Advisor performing services relating to research, statistical, and investment activities.

     In addition, the Investment Adviseor, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.


     The Advisor pays all operating expenses of the Fund except for brokerage, taxes, interest, and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

         For the services of the Investment Advisor, the Fund pays as compensation a fee, accrued daily and payable monthly in arrears, at an annual rate of 1.50% of the Fund's average net assets..

     The Management Agreement provides that it shall continue for a period of two years from the date of the agreement and the Board of Trustees shall approve at least annually or the shareholders shall vote a majority of the outstanding voting securities of the Fund annually to continue the agreement, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Investment Advisor by vote cast in person at a meeting called for the purpose of voting such approval. The Management Agreement is terminable without penalty, on 60 day's notice, by the Board of Trustees or by vote of a majority of the holders of the Fund's shares, or, on not less than 90 days' notice, by the Investment Advisor. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


MANAGEMENT OF THE FUND


     The business and affairs of the Fund are managed by or under the direction of the Trustees of the Fund. The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise noted, the business address for each Trustee and Officer is 13 Eavenson Way, Glen Mills, Pennsylvania 19342, which is also the address of the Investment Advisor. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Fund or with the Investment Adviseor are indicated by an asterisk (*).

                       Position Held Principal Occupation
Name and Age                                   with Fund           for Last Five Years
------------------------------------- ---------------------------- ---------------------------------------------------
------------------------------------- ---------------------------- ---------------------------------------------------

Craig T. Aronhalt* (40)               Chairman and Trustee         President   Aronhalt  Capital   Management,   Inc.
                                                                   (since 2001); Vice President,  Newbridge  Partners
                                                                   LLC (investment  management)  (1999-2001);  Senior
                                                                   Vice President,  Brandywine Asset Management, Inc.
                                                                   (investment management) (1994-1999).


Frank N. Aronhalt* (66)               Trustee                      President,  Aronhalt  Associates  (international
                                                                   business  consulting)  (since  1993);   formerly
                                                                   senior  executive,  E.J.  DuPont de Nemours  Co.,
                                                                   Inc.  Frank N. Aronhalt is the father of Craig T.
                                                                   Aronhalt.

Paul Edwin Brown (37)                 Trustee                      Dentist in private practice.



Thomas F. McKenna, Jr. (44)           Trustee                      Vice President, Sales and Marketing of Micropore,
                                                                   Inc.  (manufacturer)  since 1999; formerly held a
                                                                   sales   and   marketing   position   with   Tyco
                                                                   International (1996-1999).

Carl F. McMillan (41)                 Trustee                      Commercial Loan Officer,  Commerce Bank DE (since
                                                                   2000);  Membership  Director,  YMCA of  Delaware
                                                                   (1996-2000).

     The Trustees of the Fund who are "interested persons" receive no compensation from the Fund. Each of the other Trustees is paid $100 for each Board meeting he or she attends. Compensation estimated to be paid to Trustees for the fiscal year ending October 31, 2002 is set forth below:

                                         Aggregate            Pension or           Estimated               Total
                                     Compensation From        Retirement        Annual Benefits         Compensation
            Trustee                       the Trust            Benefits         upon Retirement       Paid to Trustees

Craig T. Aronhalt                            $0                   $0                  $0                     $0
Frank N. Aronhalt                            $0                   $0                  $0                     $0
Paul Edwin Brown                            $400                  $0                  $0                    $400
Thomas A. McKenna, Jr.                      $400                  $0                  $0                    $400
Carl F. McMillan                            $400                  $0                  $0                    $400

     The Fund and the Investment Adviseor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics does not permit personnel subject to the Code to invest in securities that are held by the Fund, except that such personnel who held such securities prior to becoming subject to the Code may continue to hold such securities, provided that each such person may not sell any such security within certain "blackout" periods prescribed in the Code.

OWNERSHIP OF SHARES


     The only person known by the Fund to be holders of record or beneficially of 5% or more of the shares of the Fund as of October 15, 2001 was Craig T. Aronhalt, who beneficially owned 100% of the shares of the Fund. Mr. Aronhalt is of the Fund and sole shareholder of Aronhalt Capital Management, Inc. Mr. Aronhalt is deemed to be a "control person" of the Fund.

     As of October 15, 2001, all officers and Trustees as a group beneficially owned 100% of the outstanding shares of the Fund.


PORTFOLIO TURNOVER

     While it is difficult to predict, the Investment Adviseor expects that the annual portfolio turnover rate of the Fund will not exceed 100%. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rate are made by the Investment Adviseor. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each transaction, the Investment Adviseor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified, determined in good faith by the Investment Adviseor, by other aspects of the portfolio execution services offered such as research, economic data, and statistical information about companies and industries, non-inclusive..

NET ASSET VALUE

     Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the Fund's net assets minus liabilities by the total number of shares of the Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations. If market quotations for an investment are not readily available, such investment will be valued at fair value as determined in good faith by the board of trustees of the Fund.


SHARE REDEMPTIONS

     The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; for any period during which an emergency exists as a result of (a) disposal by the Fund of securities owned by it is not reasonably practicable, or
(b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; and (32) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

     The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

TAXATION OF THE FUND


     The Fund intends to qualify each year as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company will result in the Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. The Fund fails to qualify as a regulated investment company, the Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.


     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

     From time to time, the Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market or certificate of deposit accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time advertising materials for the Fund may refer to, or include commentary by the Fund's portfolio manager, Craig T. Aronhalt, relating to his investment strategy, asset growth of the Fund, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, including information provided by the Social Security Administration, and may refer to the approximate number of then current Fund shareholders.

     The Fund may compare its performance to various capital markets such as common stocks, long-term government bonds, Treasury bills, and the U.S. rate of inflation as these figures are provided by Ibbotsen Associates and other independent organizations. The Fund may also use the performance of these capital markets in order to demonstrate general risk versus reward investment scenarios. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

     The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares may be more or less than their original cost.

     Total returns quoted in advertising reflect all aspects of the Fund's return including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, the Fund's performance is not consistent over time, but changes from year to year, and that average annual returns represent figures as opposed to the actual year-to-year performance of the Fund. The formula for determining annual average total return expressed as a percentage is:

                  T   = (ERV/P) 1/n - 1
                        Where:
                           T = average annual total return
                           P = a hypothetical initial investment of $1,000 n = number of years.
                           EVR = ending redeemable value: ERV is the value, at
                                 the end of the applicable period, of a
                                 hypothetical $1,000 investment made at the beginning of the applicable period.

     In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage change or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their component parts of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contribution to total return.

ADDITIONAL INFORMATION


     Firstar Bank, N.A., Cincinnati, Ohio, is the custodian of the assets of the Fund. The custodian is responsible for the safekeeping of the Fund's assets and the appointment of sub-custodians and clearing agencies. The custodian takes no part in determining the investment policies of either Fund or in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Investment Advisor, its officers and Directors, and the Fund's Trustees may from time to time have transactions with various banks, including banks servings as custodians for assets advised by the Investment Advisor. There have been no transactions of this sort to date with the Custodian.


     The Financial Statements of the Fund included in this Statement of Additional Information have been so included in reliance on the report of McCurdy & Associates, Inc., independent certified public accountant, given on the authority of that firm as experts in accounting and auditing.

[Financial Statements to follow this page]

To The Shareholders and Trustees
The Aronhalt Trust:

We have audited the accompanying statement of assets and liabilities of The Aronhalt Trust (comprised of the Aronhalt Fund) as of October 16, 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of October 16, 2001, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Aronhalt Fund as of October 16, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 16, 2001

                               THE ARONHALT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 16, 2001



                                                                 Aronhalt Fund

ASSETS:
         Cash in Bank                                              $100,000
         Total Assets                                              $100,000

LIABILITIES:                                                       $      0

         Total Liabilities                                         $      0


NET ASSETS                                                         $100,000


NET ASSETS CONSIST OF:
         Capital Paid In                                           $100,000

OUTSTANDING SHARES                                                   10,000

NET ASSET VALUE PER SHARE                                            $10.00

OFFERING PRICE PER SHARE                                             $10.00

MINIMUN REDEMPTION PRICE PER SHARE                                   $10.00










                          See Accountants' Audit Report

                               THE ARONHALT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                October 16, 2001

1.       ORGANIZATION
              The Aronhalt Trust (the "Trust") is an open-end investment company established under the laws of the State of Ohio on August 1, 2001. The Trust may issue an unlimited number of shares, and presently consists of one series of shares for the Aronhalt Fund (the "Fund").

              The primary investment objective of the Fund is to seek capital appreciation by primarily investing in equity securities.

              The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of the Aronhalt Fund have taken place to date.

2.       RELATED PARTY TRANSACTIONS
              As of October 16, 2001, all of the outstanding shares of the Fund were owned by the Craig Aronhalt IRA. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Craig Aronhalt is the President of the Trust.

              Aronhalt Capital Management, Inc., the Fund's investment adviser and administrator, is registered as an investment adviser under the Investment Advisers Act of 1940. Craig Aronhalt is an officer of Aronhalt Capital Management, Inc. Certain shareholders and officers of Aronhalt Capital Management, Inc. are also trustees or officers of the Trust.

              As adviser, Aronhalt Capital Management, Inc. receives from the Fund as compensation for its services to the Fund an annual fee of 1.50% of the Fund's net assets. The fee is paid monthly and calculated on the average daily closing net asset value of the Fund.

              The advisor pays all expenses incident to the Fund's operations and business except brokerage, taxes, interest, and extraordinary expenses.

3.       CAPITAL STOCK AND DISTRIBUTION
              At October 16, 2001, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for the Aronhalt Fund. Transactions in capital stock were as follows:

                  Shares Sold:
                           Aronhalt Fund                                10,000

                  Shares Redeemed:
                           Aronhalt Fund                                     0

                  Net Increase:
                           Aronhalt Fund                                10,000

                  Shares Outstanding:
                           Aronhalt Fund                                10,000

PART C. OTHER INFORMATION

     Item 23.  Exhibits.
               --------

                  Exhibit                                     Description


                        a            Agreement and Declaration of Trust(*)
                        b            By-Laws(*)
                        c            None
                        d            Management Agreement(*)
                        e            None
                        f            None
                        g            Custody Agreement
                        h(1)         Transfer Agent Agreement
                        h(2)         Fund Accounting and Services Agreement
                        i            Opinion and Consent
                        j            Consent of Independent Auditors
                        k            None
                        l            Subscription Agreement
                        m            None
                        p            Code of Ethics
*  Previously filed

         Item 24. Persons Controlled by or Under Common Control with Registrant.
                  -------------------------------------------------------------

         The Fund and the Adviseor may be deemed to be under common control of Craig T. Aronhalt, the Chairman of the Fund and President of the Adviseor.

         Item 25. Indemnification.
                  ---------------

     Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust filed as Exhibit a. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Item 26. Business and Other Connections of Investment Adviseor
                  ---------------------------------------------------=-

                  None

         Item 27. Principal Underwriter.
                  ---------------------

                  None.

         Item 28. Location of Accounts and Records.
                  --------------------------------

     All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 13 Eavenson Way, Glen Mills, Pennsylvania 13942, and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Firstar Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

         Item 29. Management Services.
                  --------------------

         Not Applicable.

         Item 30. Undertakings.
                  ------------

         Not Applicable.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly organized, in Glen Mills, Pennsylvania on the 2016th day of October, 2001.


                                               THE ARONHALT TRUST



                                               By:/s/ Craig T. Aronhalt
                                                  ----------------------
                                                  Craig T. Aronhalt
                                                  Trustee

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                   Title               Date


                                     Trustee              October 16, 2001


/s/ Craig T. Aronhalt
----------------------
Craig T. Aronhalt

                                    Exhibit g

                                CUSTODY AGREEMENT

     This AGREEMENT, dated as of August 15, 2001, by and between The Aronhalt Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, acting with respect to The Aronhalt Fund (the "Fund"), a series of the Trust operated and administered by the Trust, and FIRSTAR BANK, N.A., a national banking association (the "Custodian").

                              W I T N E S S E T H:

     WHEREAS, the Trust desires that the Fund's Securities and cash be held and administered by the Custodian pursuant to this Agreement; and

     WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS,   the  Custodian   represents   that  it  is  a  bank  having  the
qualifications prescribed in Section 26(a)(i) of the 1940 Act;

     NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and the Custodian hereby agree as follows:

                                    ARTICLE I
                                   DEFINITIONS

     Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

     1.1 "Authorized Person" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Fund and named in Exhibit A hereto or in such resolutions of the Board Of Trustees, certified by an Officer, as may be received by the Custodian from time to time.

     1.2 "Board Of Trustees" shall mean the Trustees from time to time serving under the Trust's Agreement and Declaration of Trust, as from time to time amended.

     1.3 "Book-Entry System" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR
Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of such Subpart O.

     1.4 "Business Day" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of the Fund.

     1.5 "Fund Custody Account" shall mean any of the accounts in the name of the Trust, which is provided for in Section 3.2 below.

     1.6 "NASD" shall mean The National Association of Securities Dealers, Inc.

     1.7 "Officer" shall mean the Chairman, President, any Vice President, any Assistant Vice President, the Secretary, any Assistant Secretary, the Treasurer, or any Assistant Treasurer of the Trust.

     1.8 "Oral Instructions" shall mean instructions orally transmitted to and accepted by the Custodian because such instructions are: (i) reasonably believed by the Custodian to have been given by an Authorized Person, (ii) recorded and kept among the records of the Custodian made in the ordinary course of business and (iii) orally confirmed by the Custodian. The Trust shall cause all Oral Instructions to be confirmed by Written Instructions prior to the end of the next Business Day. If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the trust. If Oral Instructions vary from the Written Instructions which purport to confirm them, the Custodian shall notify the trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

     1.9  "Proper   Instructions"   shall  mean  Oral  Instructions  or  Written
Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

     1.10 "Securities Depository" shall mean The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board Of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Fund) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities and Exchange Act of 1934 as amended (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

     1.11 "Securities" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

     1.12 "Shares" shall mean, with respect to a Fund, the units of beneficial interest issued by the trust on account of the Fund.

     1.13 "Sub-Custodian" shall mean and include (i) any branch of a "U.S. Bank," as that term is defined in Rule 17f-5 under the 1940 Act, (ii) any "Eligible Foreign Custodian," as that term is defined in Rule 17f-5 under the 1940 Act, having a contract with the Custodian which the Custodian has determined will provide reasonable care of assets of the Funds based on the standards specified in Section 3.3 below. Such contract shall include provisions that provide: (i) for indemnification or insurance arrangements (or any combination of the foregoing) such that the Funds will be adequately protected against the risk of loss of assets held in accordance with such contract; (ii) that the Funds' assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Sub-Custodian or its creditors except a claim of payment for their safe custody or administration, in the case of cash deposits, liens or rights in favor of creditors of the Sub-Custodian arising under bankruptcy, insolvency, or similar laws; (iii) that beneficial ownership for the Funds' assets will be freely transferable without the payment of money or value other than for safe custody or administration;
(iv) that adequate records will be maintained identifying the assets as belonging to the funds or as being held by a third party for the benefit of the Funds; (v) that the Funds' independent public accountants will be given access to those records or confirmation of the contents of those records; and (vi) that the Funds will receive periodic reports with respect to the safekeeping of the Funds' assets, including, but not limited to, notification of any transfer to or from a Fund's account or a third party account containing assets held for the benefit of the Fund. Such contract may contain, in lieu of any or all of the provisions specified above, such other provisions that the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for Fund assets as the specified provisions, in their entirety.

     1.14 "Written Instructions" shall mean (i) written communications actually received by the Custodian and signed by an Authorized Person, or (ii) communications by telex or any other such system from one or more persons reasonably believed by the Custodian to be Authorized Persons, or (iii) communications between electro-mechanical or electronic devices provided that the use of such devices and the procedures for the use thereof shall have been approved by resolutions of the Board Of Trustees, a copy of which, certified by an Officer, shall have been delivered to the Custodian.

                                   ARTICLE II
                            APPOINTMENT OF CUSTODIAN

     2.1 Appointment. The Trust hereby constitutes and appoints the Custodian as custodian of all Securities and cash owned by or in the possession of the Fund at any time during the period of this Agreement.

     2.2 Acceptance. The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

     2.3 Documents to be Furnished. The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement to the Custodian by the trust:

                           a. A copy of the Declaration of Trust certified by the Secretary;

                           b. A copy of the Bylaws of the Trust certified by the Secretary;

                           c. A copy of the resolution of the Board Of Trustees of the Trust appointing the Custodian, certified by the Secretary;

                           d. A copy of the then current Prospectus of the Fund; and

                           e. A certification of the Chairman and Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

     2.4 Notice of Appointment of Dividend and Transfer Agent. The Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent of the Fund.

                                   ARTICLE III
                         CUSTODY OF CASH AND SECURITIES

     3.1 Segregation. All Securities and non-cash property held by the Custodian for the account of the Fund (other than Securities maintained in a Securities Depository or Book-Entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other Funds) and shall be identified as subject to this Agreement.

     3.2 Fund Custody Accounts. As to each Fund, the Custodian shall open and maintain in its trust department a custody account in the name of the Trust coupled with the name of the Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of such Fund which are delivered to it.

     3.3 Appointment of Agents.

     (a) In its discretion, the Custodian may appoint one or more Sub-Custodians to act as Securities Depositories or as sub-custodians to hold Securities and cash of the Funds and to carry out such other provisions of this Agreement as it may determine, provided, however, that the appointment of any such agents and maintenance of any Securities and cash of the Fund shall be at the Custodian's expense and shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

     (b) If, after the initial approval of Sub-Custodians by the Board Of Trustees in connection with this Agreement, the Custodian wishes to appoint other Sub-Custodians to hold property of the Fund, it will so notify the Trust and provide it with information reasonably necessary to determine any such new Sub-Custodian's eligibility under Rule 17f-5 under the 1940 Act, including a copy of the proposed agreement with such Sub-Custodian. The Trust shall at the meeting of the Board Of Trustees next following receipt of such notice and information give a written approval or disapproval of the proposed action.

     (c) The  Agreement  between the  Custodian  and each  Sub-Custodian  acting
hereunder   shall   contain   the   required   provisions   set  forth  in  Rule
17f-5(a)(1)(iii).

     (d) At the end of each calendar quarter, the Custodian shall provide written reports notifying the Board of Trustees of the placement of the Securities and cash of the Funds with a particular Sub-Custodian and of any material changes in the Funds' arrangements. The Custodian shall promptly take such steps as may be required to withdraw assets of the Funds from any Sub-Custodian that has ceased to meet the requirements of Rule 17f-5 under the 1940 Act.

     (e) With respect to its responsibilities under this Section 3.3, the Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of property of the Funds. The Custodian further warrants that a Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with each Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation: (i) the Sub-Custodian's practices, procedures, and internal controls, for certificated securities (if applicable), the method of keeping custodial records, and the security and data protection practices; (ii) whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii) the Sub-Custodian's general reputation and standing and, in the case of a Securities Depository, the Securities Depository's operating history and number of participants; and (iv) whether the Fund will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

     (f) The Custodian shall establish a system to monitor the appropriateness of maintaining the Fund's assets with a particular Sub-Custodian and the contract governing the Funds' arrangements with such Sub-Custodian.

     3.4 Delivery of Assets to Custodian. The Trust shall deliver, or cause to be delivered, to the Custodian all of the Funds' Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by the Fund with respect to such Securities, cash or other assets owned by the Fund at any time during the period of this Agreement, and (b) all cash received by the Fund for the issuance, at any time during such period, of Shares. The Custodian shall not be responsible for such Securities, cash or other assets until actually received by it.

     3.5 Securities Depositories and Book-Entry Systems. The Custodian may deposit and/or maintain Securities of the Fund in a Securities Depository or in a Book-Entry System, subject to the following provisions:

               (a) Prior to a deposit of Securities of the Funds in any Securities Depository or Book-Entry System, the Trust shall deliver to the Custodian a resolution of the Board Of Trustees, certified by an Officer, authorizing and instructing the Custodian on an on-going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities.

               (b) Securities of the Funds kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

               (c) The records of the Custodian with respect to Securities of the Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, identify such Securities as belonging to such Fund.

               (d) If Securities purchased by a Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. If Securities sold by a Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund.

               (e) The Custodian shall provide the Trust with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of the Fund are kept) on the internal accounting controls and procedures for safeguarding Securities deposited in such Book-Entry System or Securities Depository.

               (f) Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to the Fund resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above or any of its or their employees, or (ii) from failure of Custodian or any such Sub-Custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository. At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person from any loss or damage to the Fund arising from the use of such Book-Entry System or Securities Depository, if and to the extent that the Funds has not been made whole for any such loss or damage.

     3.6 Disbursement of Moneys from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall disburse moneys from the Fund Custody Account but only in the following cases:

          (a) For the purchase of Securities for the Fund but only in accordance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any Sub-Custodian appointed pursuant to
               Section 3.3 above) of such  Securities  registered as provided in
               Section 3.9 below or in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above; (ii) in the case of options on Securities, against delivery to the Custodian (or such Sub-Custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such Sub-Custodian) of evidence of title thereto in favor of the Fund or any nominee referred to in
               Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System or Securities Depository with such Securities;

          (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.7(f) below, of Securities owned by the Fund;

          (c) For the payment of any dividends or capital gain distributions declared by the Fund;

          (d)  In  payment  of the  redemption  price of Shares as  provided  in
               Section 5.1 below;

          (e) For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest; taxes; administration, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees; and other operating expenses of the Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses;

          (f) For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

          (g) For transfer in accordance with the provision of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading
               Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund;

          (h) For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

          (i) For any other proper purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board Of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

     3.7 Delivery of Securities from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall release and deliver Securities from the Fund Custody Account but only in the following cases:

               (a) Upon the sale of Securities for the account of the Fund but only against receipt of payment therefor in cash, by certified or cashiers check or bank credit;

               (b) In the case of a sale effected through a Book-Entry System or Securities Depository, in accordance with the provisions of
               Section  3.5  above;

               (c) To an offeror's depository agent in connection with tender or other similar offers for Securities of the Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

               (d) To the issuer thereof or its agent (i) for transfer into the name of the Fund, the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

               (e)  To  the  broker  selling  Securities,   for  examination  in
               accordance with the "street delivery" custom;

               (f) For exchange or conversion pursuant to any plan or merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new
               Securities and cash, if any, are to be delivered to the Custodian;

               (g) Upon receipt of payment therefor pursuant to any repurchase or reverse repurchase agreement entered into by the Fund; (h) In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

               (i) For delivery in connection with any loans of Securities of the Fund, but only against receipt of such collateral as the
               Trust  shall  have   specified   to  the   Custodian   in  Proper
               Instructions;

               (j) For delivery as security in connection with any borrowings by the Fund requiring a pledge of assets by the Trust, but only against receipt by the Custodian of the amounts borrowed;

               (k)   Pursuant   to   any   authorized   plan   of   liquidation,
               reorganization, merger, consolidation or recapitalization of the Trust;

               (l) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

               (m) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund; or

               (n) For any other proper corporate purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board Of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

     3.8 Actions Not Requiring Proper Instructions. Unless otherwise instructed by the Trust, the Custodian shall with respect to all Securities held for the
Fund:

               (a) Subject to Section 7.4 below, collect on a timely basis all income and other payments to which the Fund is entitled either by law or pursuant to custom in the securities business;

               (b) Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

               (c) Endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments;

               (d) Surrender interim receipts or Securities in temporary form for Securities in definitive form;

               (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

               (f) Hold for the Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of the Fund; and

               (g) In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of the Fund.

     3.9 Registration and Transfer of Securities. All Securities held for a Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System if eligible therefor. All other Securities held for the Fund may be registered in the name of such Fund, the Custodian, or any Sub-Custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof. The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of a Fund.

         3.10  Records.
               -------

               (a) The Custodian shall maintain, by Fund, complete and accurate records with respect to Securities, cash or other property held for the Fund, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash; (ii) ledgers (or other records) reflecting
               (A) Securities in transfer, (B) Securities in physical possession, (C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral), (D) dividends and interest received, and (E) dividends receivable and interest receivable; and (iii) canceled checks and bank records related thereto. The Custodian shall keep such other books and records of the Funds as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to, Section 31 of the 1940 Act and Rule 31a-2 promulgated thereunder.

               (b) All such books and records  maintained by the Custodian shall
               (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of the Trust and at all times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

     3.11 Fund Reports by Custodian. The Custodian shall furnish the Trust with a daily activity statement and a summary of all transfers to or from each Fund Custody Account on the day following such transfers. At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement of the Securities and moneys held by the Custodian and the Sub-Custodians for the Fund under this Agreement.

     3.12 Other Reports by Custodian. The Custodian shall provide the Trust with such reports, as the Trust may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any Sub-Custodian appointed pursuant to Section
3.3 above.

     3.13 Proxies and Other Materials. The Custodian shall cause all proxies relating to Securities which are not registered in the name of the Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Trust such proxies, all proxy soliciting materials and all notices relating to such Securities.

     3.14 Information on Corporate Actions. The Custodian shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities being held by the Fund with respect to optional tender or exchange offers, calls for redemption or purchase, or expiration of rights as described in the Standards of Service Guide attached as Exhibit B. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.

                                   ARTICLE IV
                  PURCHASE AND SALE OF INVESTMENTS OF THE FUND

     4.1 Purchase of Securities. Promptly upon each purchase of Securities for the Fund, Written Instructions shall be delivered to the Custodian, specifying
(a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable. The Custodian shall upon receipt of such Securities purchased by such Fund pay out of the moneys held for the account of a Fund the total amount specified in such Written Instructions to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for the Fund, if in the Fund Custody Account there is insufficient cash available to the Fund for which such purchase was made.

     4.2 Liability for Payment in Advance of Receipt of Securities Purchased. In any and every case where payment for the purchase of Securities for a Fund is made by the Custodian in advance of receipt of the Securities purchased but in the absence of specified Written Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.

     4.3 Sale of Securities. Promptly upon each sale of Securities by a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement, (d) the sale price per unit, (e) the total amount payable upon such sale, and (f) the person to whom such Securities are to be delivered. Upon receipt of the total amount payable to the Fund as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

     4.4 Delivery of Securities Sold. Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Fund shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any for the foregoing. Payment for Securities Sold, etc. In its sole discretion and from time to time, the Custodian may credit the Fund Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment, (ii) proceeds from the redemption of Securities or other assets of the Fund, and (iii) income from cash, Securities or other assets of the Fund. Any such credit shall be conditional upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. The Custodian may, in its sole discretion and from time to time, permit the Fund to use funds so credited to the Fund Custody Account in anticipation of actual receipt of final payment. Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the Fund Custody Account.

     4.6 Advances by Custodian for Settlement. The Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Fund's transactions in the Fund Custody Account. Any such advance shall be repayable immediately upon demand made by Custodian.

                                    ARTICLE V
                            REDEMPTION OF FUND SHARES

     5.1 Transfer of Funds. From such funds as may be available for the purpose in the relevant Fund Custody Account, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of the Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions.

     5.2 No Duty Regarding Paying Banks. The Custodian shall not be under any obligation to effect payment or distribution by any bank designated in Proper Instructions given pursuant to Section 5.1 above of any amount paid by the Custodian to such bank in accordance with such Proper Instructions.

                                   ARTICLE VI
                               SEGREGATED ACCOUNTS

     Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

               (a) in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Trust and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund,

               (b) for purposes of segregating cash or Securities in connection with securities options purchased or written by the Fund or in connection with financial futures contracts (or options thereon) purchased or sold by the Fund,

               (c) which constitute collateral for loans of Securities made by the Fund,

               (d) for purposes of compliance by the Fund with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

               (e) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board Of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

     Each segregated account established under this Article VI shall be established and maintained for a single Fund only. All Proper Instructions relating to a segregated account shall specify the Fund involved.

                                   ARTICLE VII
                            CONCERNING THE CUSTODIAN

     7.1 Standard of Care. The Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to the Trust or any Fund for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damage, cost, expense, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any Sub-Custodian appointed pursuant to Section 3.3 above. The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel. The Custodian shall not be under any obligation at any time to ascertain whether the Trust or the Fund is in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or its investment objectives and policies as then in effect.

     7.2 Actual Collection Required. The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to a Fund or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

     7.3 No Responsibility for Title, etc. So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

     7.4 Limitation on Duty to Collect. Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securities held for the Fund if such Securities are in default or payment is not made after due demand or presentation.

     7.5 Reliance Upon Documents and Instructions. The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by it pursuant to this Agreement.

     7.6 Express Duties Only. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

     7.7 Co-operation. The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of the Funds and/or compute the value of the assets of the Funds. The Custodian shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust's reports on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.

                                  ARTICLE VIII
                                 INDEMNIFICATION

     8.1 Indemnification by Trust. The Trust shall indemnify and hold harmless the Custodian and any Sub-Custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such Sub-Custodian, from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such Sub-Custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement or any sub-custody agreement with a Sub-Custodian appointed pursuant to Section 3.3 above, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified and held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such Sub-Custodian's negligence, bad faith or willful misconduct.

     8.2 Indemnification by Custodian. The Custodian shall indemnify and hold harmless the Trust from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws) or claim arising from the negligence, bad faith or willful misconduct of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or any nominee of the Custodian or of such Sub-Custodian.

     8.3 Indemnity to be Provided. If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the Custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

     8.4 Security. If the Custodian advances cash or Securities to the Fund for any purpose, either at the Trust's request or as otherwise contemplated in this Agreement, or in the event that the Custodian or its nominee incurs, in connection with its performance under this Agreement, any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim
(except such as may arise from its or its nominee's negligence, bad faith or willful misconduct), then, in any such event, any property at any time held for the account of such Fund shall be security therefor, and should the Fund fail promptly to repay or indemnify the Custodian, the Custodian shall be entitled to utilize available cash of such Fund and to dispose of other assets of such Fund to the extent necessary to obtain reimbursement or indemnification.

                                   ARTICLE IX
                                  FORCE MAJEURE

     Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay (i) shall not discriminate against the Funds in favor of any other customer of the Custodian in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.

                                    ARTICLE X
                          EFFECTIVE PERIOD; TERMINATION

     10.1 Effective Period. This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

     10.2 Termination. Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. If a successor custodian shall have been appointed by the Board Of Trustees, the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on such specified date of termination (a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by the Fund and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of the Funds at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled. Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement. The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     10.3 Failure to Appoint Successor Custodian. If a successor custodian is not designated by the Trust on or before the date of termination specified pursuant to Section 10.1 above, then the Custodian shall have the right to deliver to a bank or corporation company of its own selection, which (a) is a "bank" as defined in the 1940 Act and (b) has aggregate capital, surplus and undivided profits as shown on its then most recent published report of not less than $25 million, all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for the Funds at such bank or trust company all Securities of the Funds held in a Book-Entry System or Securities Depository. Upon such delivery and transfer, such bank or trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement.

                                   ARTICLE XI
                            COMPENSATION OF CUSTODIAN

     The Custodian shall be entitled to compensation as agreed upon from time to time by the Trust and the Custodian. The fees and other charges in effect on the date hereof and applicable to the Fund are set forth in Exhibit C attached hereto.

                                   ARTICLE XII
                             LIMITATION OF LIABILITY

     It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the property of the Trust as provided in the Trust's Agreement and Articles of Incorporation, as from time to time amended. The execution and delivery of this Agreement have been authorized by the Trustees, and this Agreement has been signed and delivered by an authorized officer of the Trust, acting as such, and neither such authorization by the Trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the corporation property of the Trust as provided in the above-mentioned Agreement and Articles of Incorporation.

                                  ARTICLE XIII
                                     NOTICES

     Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be in writing and shall be sent or delivered to the recipient at the address set forth after its name hereinbelow:

                  To the Trust:

                  The Aronhalt Trust
                  C/O Craig T. Aronhalt
                  13 Eavenson Way
                  Glen Mills, PA  19342


                  To Custodian:

                  Firstar Bank, N.A.
                  425 Walnut Street, M.L. CN-WN-06TC
                  Cincinnati, Ohio   45202
                  Attention:  Mutual Fund Custody Services
                  Telephone:  (513)  632_____
                  Facsimile:  (513)  632-3299

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIII. Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.

                                   ARTICLE XIV
                                  MISCELLANEOUS

     14.1 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

     14.2 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for the Fund and such other printed matter as merely identifies Custodian as custodian for the Fund. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

     14.3 No Waiver. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

     14.4 Amendments. This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

     14.5 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

     14.6 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

     14.7 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

     14.8 Headings. The headings of sections in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and delivered in its name and on its behalf by its representatives thereunto duly authorized, all as of the day and year first above written.

ATTEST:                                THE ARONHALT TRUST


______________________________      By:/s/  Craig T. Aronhalt
                                       --------------------------------
                                            Craig T. Aronhalt, Chairman

ATTEST:                                FIRSTAR BANK, N.A.


______________________________      By:/s/  Marsha A. Crofton
                                       --------------------------------
                                            Marsha A. Crofton

                                    EXHIBIT A

                               AUTHORIZED PERSONS


     Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the Fund Custody Accounts.

Authorized Persons                           Specimen Signatures


President, Treasurer, Secretary:             /s/  Craig T. Aronhalt
                                             ---------------------------
                                                  Craig T. Aronhalt




Transfer Agent/Fund Accountant

Employees:                                    ______________________________


                                              ------------------------------


                                              ------------------------------


                                              ------------------------------


                                              ------------------------------

                                    EXHIBIT B


                     Firstar Institutional Custody Services
                           Standards of Service Guide
                                   July, 1999


     Firstar Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for Firstar Bank to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, Firstar Bank will make every effort to complete all processing on a timely basis.

     Firstar Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bankers Trust Company as its agent for ineligible and foreign securities.

     For corporate reorganizations, Firstar Bank utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, and the Wall Street Journal.

     For bond calls and mandatory puts, Firstar Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, and DTC Important Notices. Firstar Bank will not notify clients of optional put opportunities.

     Any securities delivered free to Firstar Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the Firstar Bank standards of service to apply.

     Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.


          The information contained in this Standards of Service Guide is subject to change. Should any changes be made Firstar Bank will provide you with an updated copy of its Standards of
                                 Service Guide.

                   Firstar Bank Security Settlement Standards

Transaction Type                                Instructions Deadlines*                  Delivery Instructions
DTC                                             1:30 P.M. on Settlement Date             DTC Participant #2803
                                                                                         Agent Bank ID 27895
                                                                                         Institutional #________________
                                                                                         For Account #____________

Federal Reserve Book Entry                      12:30 P.M. on Settlement Date            Federal Reserve Bank of Cinti/Trust
                                                                                         for Firstar Bank, N.A.  ABA# 042000013
                                                                                         For Account #_____________
Fed Wireable FNMA & FHLMC                       12:30 P.M. on Settlement Date            Bk of NYC/Cust
                                                                                         ABA 021000018
                                                                                         A/C Firstar Bank # 117612
                                                                                         For Account #____________

Federal Reserve Book Entry (Repurchase          1:00 P.M. on Settlement Date             Federal Reserve Bank of Cinti/Spec
Agreement Collateral Only)                                                               for Firstar Bank, N.A.   ABA# 042000013
                                                                                         For Account #_____________

PTC Securities                                  12:00 P.M. on Settlement Date            PTC For Account BYORK
(GNMA Book Entry)                                                                        Firstar Bank / 117612
Physical Securities                             9:30 A.M. EST on Settlement Date         Bank of New York
                                                (for Deliveries, by 4:00 P.M. on         One Wall Street- 3rd Floor - Window A
                                                Settlement Date minus 1)                 New York, NY  10286
                                                                                         For account of Firstar Bank / Cust #117612
                                                                                         Attn: Donald Hoover

CEDEL/EURO-CLEAR                                11:00 A..M. on  Settlement Date          Cedel a/c 55021
                                                minus 2                                  FFC: a/c 387000
                                                                                         Firstar Bank / Global Omnibus

Cash Wire Transfer                              3:00 P.M.                                Firstar Bank,N.A. Cinti/Trust
                                                                                         ABA#
                                                                                         Credit Account #
                                                                                         Further Credit to ___________
                                                                                         Account # _______________

* All times listed are Eastern Standard Time.


                         Firstar Bank Payment Standards


Security Type                                   Income                         Principal

Equities                                        Payable Date

Municipal Bonds*                                Payable Date                   Payable Date

Corporate Bonds*                                Payable Date                   Payable Date

Federal Reserve Bank Book Entry*                Payable Date                   Payable Date

PTC GNMA's (P&I)                                Payable Date + 1               Payable Date + 1

CMOs *
     DTC                                        Payable Date + 1               Payable Date + 1
     Bankers Trust                              Payable Date + 1               Payable Date + 1

SBA Loan Certificates                           When Received                  When Received

Unit Investment Trust Certificates*             Payable Date                   Payable Date

Certificates of Deposit*                        Payable Date + 1               Payable Date + 1

Limited Partnerships                            When Received                  When Received

Foreign Securities                              When Received                  When Received

*Variable Rate Securities
     Federal Reserve Bank Book Entry            Payable Date                   Payable Date
     DTC                                        Payable Date + 1               Payable Date + 1
     Bankers Trust                              Payable Date + 1               Payable Date + 1


         NOTE:    If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.

                 Firstar Bank Corporate Reorganization Standards



Type of Action                  Notification to Client                   Deadline for Client Instructions          Transaction
                                                                                to Firstar Bank                      Posting

Rights, Warrants,               Later of 10 business days prior to       5 business days prior to expiration       Upon receipt
and Optional Mergers            expiration or receipt of notice

Mandatory Puts with             Later of 10 business days prior to       5 business days prior to expiration       Upon receipt
Option to Retain                expiration or receipt of notice

Class Actions                   10 business days prior to expiration     5 business days prior to expiration       Upon receipt
                                date

Voluntary Tenders,              Later of 10 business days prior to       5 business days prior to expiration       Upon receipt
Exchanges,                      expiration or receipt of notice
and Conversions

Mandatory Puts, Defaults,       At posting of funds or securities        None                                      Upon receipt
Liquidations, Bankruptcies,     received
Stock Splits, Mandatory
Exchanges

Full and Partial Calls          Later of 10 business days prior to       None                                      Upon receipt
                                expiration or receipt of notice



      NOTE:   Fractional shares/par amounts resulting from any of the above will be sold.

                                    EXHIBIT C


                          Firstar Mutual Fund Services
                              Custody Fee Schedule
                                       For
                                  Aronhalt Fund


Firstar Mutual Fund Services, will receive monthly custody compensation for services according to the terms of the following schedule:

I.       Portfolio Transaction Fees:

(a)      For each repurchase agreement transaction                                      $  7.00
(b)      For each portfolio transaction processed through DTC or Federal Reserve        $  9.00
(c)      For each portfolio transaction processed through our New York custodian        $ 25.00
(d)      For each GNMA/Amortized Security Purchase                                      $  9.00
(e)      For each GNMA Prin/Int Paydown, GNMA Sales                                     $  8.00
(f)      For each option/future contract written, exercised or expired                  $ 15.00
(g)      For each Cedel/Euro clear transaction                                          $ 50.00
(h)      For each Disbursement (Fund expenses only)                                     $  5.00

A transaction is a purchase/sale of a security, free receipt/free delivery
(excludes initial conversion, maturity, tender or exchange:

II.      Market Value Fee
         Based upon an annual rate of:                        Million
                                                              -------
         .0003 (3 Basis Points) on First                      $20
         .0002 (2 Basis Points) on Next                       $20
         .0001 (1 Basis Point) on                             Balance

III.     Monthly Minimum Fee - Per Fund                                                 $300.00
         ------------------------------
IV.      Out-of-Pocket Expenses
         ----------------------
         The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.

V.       IRA Documents
         Per Shareholder/year to hold each IRA Document                                 $  8.00

VI.      Earning Credits
On a monthly basis any earnings credits generated from uninvested custody balances will be applied against any cash management service fees generated. Earnings credits are based on the average yield on the 91 day U.S. Treasury Bill for the preceding thirteen weeks less the 10% reserve.

                   Firstar Institutional Custody Services
                               Cash Management Fee

 Services                                 Unit Cost ($)        Monthly Cost ($)
 --------                                 -------------        ----------------
 D.D.A. Account Maintenance                                          15.00
 Deposits                                      .42
 Deposited Items                               .119
 Checks Paid                                   .16
 Balance Reporting - P.C. Access                                     50.00 Prior Day Module
                                                                     10.00 Per Account
                                                                       .07 Per Transaction
                                                                     60.00 Current Day Module
                                                                     15.00 Per Account
                                                                       .07 Per Transaction
 ACH Transaction                               .105
 ACH Monthly Maintenance                                             60.00
 ACH Additions, Deletions, Changes            6.00
 ACH Stop Payment                             5.00
 ACH Debits                                    .12
 ACH Credits                                   .08
 Deposited Items Returned                     6.00
 International Items Returned                10.00
 NSF Returned Checks                         27.50
 Stop Payments                               27.50
 Data Transmission per account                                     130.00
 Drafts Cleared                                .18
 Lockbox Maintenance                                                85.00
 Lockbox items Processed                       .38
 Miscellaneous Lockbox items                   .12
 Account Reconciliation                                             60.00
     Per Item                                  .06
 Positive Pay                                                       75.00
     Per Item                                  .015
 Invoicing for Service Charge                15.00
 Wires Incoming
            Domestic                         11.00
            International                    11.00
 Wires Outgoing
            Domestic                                  International
                 Repetitive                  14.00       Repetitive       35.00
                 Non-Repetitive              13.00       Non-Repetitive   40.00
 PC - Initiated Wires:
            Domestic                                  International
                 Repetitive                  10.00       Repetitive       25.00
                 Non-Repetitive              11.00       Non-Repetitive   25.00
                 Customer Initiated           9.00




Uncollected Charge -- Firstar Prime Rate as of first of month plus 4% Other available cash management services are priced separately.

                                  EXHIBIT h(1)

                            TRANSFER AGENT AGREEMENT

     THIS AGREEMENT is made and entered into this 15th day of August, 2001 by and between The Aronhalt Trust, a Delaware Business Trust (the "Fund"), Aronhalt Capital Management, Inc., a Delaware Corporation (the "Adviser"), and Mutual Shareholder Services, LLC, a Delaware Limited Liability Corporation ("MSS").

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and
         B.       The Adviser is the investment adviser to the Fund; and
         C. The Fund desires to appoint MSS as its transfer agent and dividend disbursing and redemption agent, and MSS desires to accept such appointment.

                                   AGREEMENTS:

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.       DUTIES OF MSS.

     1.01 Subject to the terms and conditions set forth in this Agreement, the Fund hereby employs and appoints MSS to act, and MSS agrees to act, as transfer agent for the Fund's authorized and issued shares of beneficial interest of each class of each portfolio of the Fund (the "Shares"), and as dividend disbursing and redemption agent for the Fund.

     1.02 MSS agrees that it will perform the following services:

               (a) In accordance with procedures established from time to time by agreement between the Fund and MSS, MSS shall:

                    (i) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the "Custodian");

                    (ii) Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

                    (iii)  Receive  for  acceptance   redemption   requests  and
               redemption directions and deliver the appropriate documentation therefore to the Custodian;

                    (iv) At the appropriate  time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

                    (v) Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

                    (vi)  Prepare  and  transmit   payments  for  dividends  and
               distributions declared by the Fund;

                    (vii) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing; and

                    (viii) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. MSS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

               (b) In addition, MSS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

     Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and MSS.

2.       FEES AND EXPENSES

     2.01 In consideration of the services to be performed by MSS pursuant to this Agreement, the Adviser agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit "A".

     2.02 In addition to the fee paid under Section 2.01 above, the Adviser agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Fund.

     2.03 The Adviser agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to MSS by the Adviser at least seven days prior to the mailing date of such materials.

3.       REPRESENTATIONS AND WARRANTIES OF MSS

         MSS represents and warrants to the Fund that:

     3.01 It is a Limited Liability Corporation duly organized and existing and in good standing under the laws of the State of Delaware.

     3.02 It is duly qualified to carry on its business in the State of Ohio.

     3.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

     3.04 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

     3.05 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

     3.06 MSS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4.       REPRESENTATIONS AND WARRANTIES OF THE FUND

         The Fund represents and warrants to MSS that:

     4.01 It is a Business Trust duly organized and existing and in good standing under the laws of Delaware.

     4.02 It is empowered under applicable laws and by its charter and By-Laws to enter into and perform this Agreement.

     4.03 All corporate proceedings required by said charter and By-Laws have been taken to authorize it to enter into and perform this Agreement.

     4.04 It is an open-end and diversified management investment company registered under the 1940 Act.

     4.05 A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5.       INDEMNIFICATION

     5.01 MSS shall not be responsible for, and the Fund shall indemnify and hold MSS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

               (a) All actions of MSS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

               (b) The Fund's refusal or failure to comply with the terms of this Agreement, or which arise out of the Fund's lack of good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

               (c) The reliance on or use by MSS or its agents or subcontractors of information, records and documents which (i) are received by MSS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (ii) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.

               (d) The reliance on, or the carrying out by MSS or its agents or subcontractors of, any instructions or requests of the Fund.

               (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

     5.02 MSS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MSS as a result of MSS's lack of good faith, gross or ordinary negligence or willful misconduct.

     5.03 At any time MSS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MSS under this Agreement, and MSS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. MSS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MSS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. MSS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

     5.04 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

     5.05 Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

     5.06 Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

6.       COVENANTS OF THE FUND AND MSS

     6.01 The Fund shall promptly furnish to MSS a certified copy of the resolution of the Board of Trustees of the Fund authorizing the appointment of MSS and the execution and delivery of this Agreement.

     6.02 MSS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

     6.03 MSS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, as amended, and the Rules thereunder, MSS agrees that all such records prepared or maintained by MSS relating to the services to be performed by MSS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

     6.04 MSS and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

     6.05 In case of any requests or demands for the inspection of the Shareholder records of the Fund, MSS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. MSS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

7.       TERM OF AGREEMENT

     7.01 This Agreement shall become effective as of the effective date of the Fund's registration statement and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement without penalty, upon 90 days prior written notice.

     7.02 Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

8.       MISCELLANEOUS

     8.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     8.02 This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.

     8.03 The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     8.04 This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     8.05 All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund or the Adviser:                 To MSS:

Mr. Craig T. Aronhalt                       Mutual Shareholder Services, LLC
Aronhalt Capital Management, Inc.           8869 Brecksville Rd, Suite C
13 Eaverson Way                             Brecksville, OH 44141
Glen Mills, PA 19342

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


Fund:                                        Mutual Shareholder Services, LLC
The Aronhalt Trust


By: /s/  Craig T. Aronhalt                   By: /s/ Gregory B. Getts, Ph.D.
    -------------------------------              -------------------------------
         Craig T. Aronhalt, Chairman             Gregory B. Getts, Ph.D

Its:                                         Its:
    -------------------------------              -------------------------------


Adviser:
Aronhalt Capital Managemant, Inc.


By: /s/  Craig T. Aronhalt
   --------------------------------
         Craig T. Aronhalt, President

                                    Exhibit A

Current Mutual Shareholder Services billing system:
Accounting Fees

If average value of fund is
between the following                          Yearly Fee   Monthly Fee

           -       25,000,000                      21,000      1,750
  25,000,000       50,000,000                      30,500      2,542
  50,000,000       75,000,000                      36,250      3,021
  75,000,000      100,000,000                      42,000      3,500
 100,000,000      125,000,000                      47,750      3,979
 125,000,000      150,000,000                      53,500      4,458
 150,000,000            -                          59,250      4,938

Shareholder Servicing Fees

          11.50 annual fee per shareholder with a
                min of $775.00 charge per month

Blue Sky Servicing Fees
         100.00 per state per filing

Calculated monthly charges for a small New Fund
                                           Value    Approx. Monthly Fee
Approximate Fund Size:                   1,000,000        1,750

No of Shareholders:                            100          775

Blue Sky States                                -            -
                                                           ----
                                                          2,525
                                Less 45% discount*        1,136
                                                         -------
                                Discounted fee            1,389

                                Annual Fee               16,665

* Discount calculated as follows:
Discount        Net assets of Fund
             45%            -      2,000,000
             40%     2,000,000     3,000,000
             35%     3,000,000     4,000,000
             30%     4,000,000     5,000,000
             25%     5,000,000     6,000,000
             20%     6,000,000     7,000,000
             15%     7,000,000     8,000,000
             10%     8,000,000     9,000,000
              5%     9,000,000    10,000,000
              0%    10,000,000    11,000,000
                    11,000,000          -

                                  EXHIBIT h(2)

                          ACCOUNTING SERVICES AGREEMENT

     THIS AGREEMENT is made and entered into this 15th day of August, 2001 by and between The Aronhalt Trust, a Delaware Business Trust (the "Fund"), Aronhalt Capital Management, Inc. a Deleware Corporation (the "Adviser), and Mutual Shareholder Services LLC ("MSS").a Delaware Limited Liability Corporation.

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         B.       The Adviser is the investment adviser to the Fund; and

         C. MSS is a Limited Liability Corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

         D. The Fund desires to avail itself of the experience, assistance and facilities of MSS and to have MSS perform the Fund certain services appropriate to the operations of the Fund, and MSS is willing to furnish such services in accordance with the terms hereinafter set forth.

                                   AGREEMENTS:

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

         1.       DUTIES OF MSS.

     MSS will provide the Fund with the necessary office space, communication facilities and personnel to perform the following services for the Fund:

                  (a) Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;

                  (b) Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MSS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MSS. Without limiting the generality of the foregoing, MSS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

                  o        Cash receipts journal
                  o        Cash disbursements journal
                  o        Dividend record
                  o        Purchase and sales - portfolio securities journals
                  o        Subscription and redemption journals
                  o        Security ledgers
                  o        Broker ledger
                  o        General ledger
                  o        Daily expense accruals
                  o        Daily income accruals
                  o Securities and monies borrowed or loaned and collateral therefore
                  o        Foreign currency journals
                  o        Trial balances

                  (c) Provide the Fund and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

                  (d) Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following:

                    1.   Semi-annual financial statements;
                    2.   Semi-annual form N-SAR;
                    3.   Annual tax returns;
                    4.   Financial data necessary to update form N-1A;
                    5.   Annual proxy statement.

                  (e) Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MSS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

         2.       FEES AND EXPENSES.

                  (a) In consideration of the services to be performed by MSS pursuant to this Agreement, the Adviser agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

                  (b) In addition to the fees paid under paragraph (a) above, the Adviser agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Fund.

                  (c) The Adviser agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.

         3.       LIMITATION OF LIABILITY OF MSS.

                  (a) MSS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MSS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without gross negligence, bad faith, willful misconduct or reckless disregard of its duties.

                  (b) Nothing herein contained shall be construed to protect MSS against any liability to the Fund to which MSS shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

                  (c) Except as may otherwise be provided by applicable law, neither MSS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MSS by the Fund or its authorized agents.

         4.       REPORTS.

                  (a) The Fund shall provide to MSS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MSS during the preceding quarter was true, complete and correct in all material respects. MSS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold MSS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

                  (b) Whenever, in the course of performing its duties under this Agreement, MSS determines, on the basis of information supplied to MSS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MSS shall promptly notify the Fund and its counsel of such violation.

         5.       ACTIVITIES OF MSS.

     The services of MSS under this Agreement are not to be deemed exclusive, and MSS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

         6.       ACCOUNTS AND RECORDS.

     The accounts and records maintained by MSS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MSS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MSS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MSS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

         7.       CONFIDENTIALITY.

     MSS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.

         8.       TERM OF AGREEMENT.

     (a) This Agreement shall become effective as of the effective date of the Fund's registration statement and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

     (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

         9.       MISCELLANEOUS.

     (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     (b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     (c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

     (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     (e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

         To the Fund or the Adviser:             To MSS:

         Mr. Craig T. Aronhalt                   Mutual Shareholder Services
         Aronhalt Capital Managemant, Inc.       8869 Brecksville Rd, Suite C
         13 Eaverson Way                         Brecksville, OH 44141
         Glen Mills, PA 19342

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

The Aronhalt Trust.                          Mutual Shareholder Services, LLC.


By: /s/  Craig T. Aronhalt                   By: /s/  Gregory B. Getts, Ph.D.
    ----------------------------                 ------------------------------
         Craig T. Aronhalt, Chairman                  Gregory B. Getts, Ph.D

                                             Its:
                                                 ------------------------------

Adviser:
Aronhalt Capital Managemant, Inc.


By:      /s/ Craig T. Aronhalt
         ------------------------------
         Craig T. Aronhalt, President

                                    Exhibit A

Current Mutual Shareholder Services billing system:
Accounting Fees

If average value of fund is
between the following                             Yearly Fee    Monthly Fee

        -            25,000,000                       21,000       1,750
   25,000,000        50,000,000                       30,500       2,542
   50,000,000        75,000,000                       36,250       3,021
   75,000,000       100,000,000                       42,000       3,500
  100,000,000       125,000,000                       47,750       3,979
  125,000,000       150,000,000                       53,500       4,458
  150,000,000              -                          59,250       4,938

Shareholder Servicing Fees
           11.50  annual fee per shareholder with a
                  min of $775.00 charge per month

Blue Sky Servicing Fees
         100.00   per state per filing

Calculated monthly charges for a small New Fund

                                                Value        Approx. Monthly Fee
Approximate Fund Size:                        1,000,000         1,750
No of Shareholders:                                 100           775
Blue Sky States                                      -             -
                                                                 ----
                                                                2,525
                                   Less 45% discount*           1,136
                                                               ------
                                   Discounted fee               1,389

                                   Annual Fee                  16,665

* Discount calculated as follows:
            Discount      Net assets of Fund
               45%            -       2,000,000
               40%     2,000,000      3,000,000
               35%     3,000,000      4,000,000
               30%     4,000,000      5,000,000
               25%     5,000,000      6,000,000
               20%     6,000,000      7,000,000
               15%     7,000,000      8,000,000
               10%     8,000,000      9,000,000
                5%     9,000,000     10,000,000
                0%    10,000,000     11,000,000
                      11,000,000           -

McDonald, Hopkins,                                          2100 Bank One Center
Burke & Haber Co., LPA                                   600 Superior Avenue, E.
Attorneys at Law                                       Cleveland, OH  44114-2653
                                                        Telephone (216) 348-5400
                                                              Fax (216) 348-5474
                                                                    www.mhbh.com




                                October 16, 2001


The Aronhalt Trust
c/o Craig T. Aronhalt
13 Eavenson Way
Glen Mills, PA  19342

         Re:      The Aronhalt Trust

Gentlemen:

     We have acted as counsel for The Aronhalt Trust, a Delaware business trust (the "Trust"), in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Aronhalt Fund, a separate investment portfolio of the Trust. The law covered by the opinions expressed herein is limited to the laws of the State of Delaware and the federal laws of the United States.

     In rendering the opinion expressed herein, we have examined executed originals, counterparts, or copies thereof of all such records of the Trust, such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deemed necessary as a basis for the opinions expressed in this letter, including, without limitation, the Certificate of Trust, the Agreement and Declaration of Trust (the "Declaration of Trust"), the Bylaws of the Trust and the records and proceedings of the Trustees of the Trust from the date of formation of the Trust.

     As to questions of fact material to the opinions expressed herein, we have relied upon, and assumed the accuracy of, such certificates, records, searches and other documents that we have reviewed in connection with giving the opinions expressed herein. We have assumed that there are no other facts, conditions or circumstances which conflict with or are inconsistent with those set forth in any of the foregoing. With respect to such matters, we have not made any independent investigation or verification of the information contained therein for purposes of this opinion letter. In rendering the opinions expressed herein, we have not conducted any investigation into the types of businesses and activities in which any party engages or the manner in which any party conducts its business as would enable us to render any opinion (and, accordingly, we express no opinion) as to the applicability to any party of any federal or state law or regulation not of general applicability to business trusts.

     In connection with rendering the opinions expressed herein, we have with your permission assumed, without independent investigation, the following: (i) the legal capacity of natural persons, the absence of duress, fraud and undue influence of all signatures on documents submitted to us, and the absence of mutual mistake of fact or misunderstanding; (ii) the genuineness of all signatures on documents submitted to us; and (iii) the authenticity, completeness and accuracy of all documents, materials and records submitted to us as originals and the conformity to authentic original documents of all documents, materials and records submitted to us as certified, conformed or photostatic copies

     Based upon and subject to the assumptions and qualifications set forth herein, we are of the opinion that the Shares, when issued pursuant to the terms, provisions and conditions of the Declaration of Trust and the Registration Statement, and upon receipt of the full authorized consideration therefore in cash, will be validly issued, fully paid and non-assessable by the Trust.

     The opinions expressed herein are given as of the date hereof and speak as of only that date. We assume no obligation to advise you of any changes in facts or law or of anything coming to our attention bearing upon the accuracy of or completeness of any assumption, whether or not material, which may be brought to our attention at a later date.

     The opinions expressed in this letter are intended solely for your use in the above-described transaction and may not be reproduced, filed publicly or relied upon by any other persons or entities for any purpose without the express written consent of the undersigned.

     We hereby consent to the references to our firm included in or made a part of the Registration Statement.

                                Very truly yours,


                                /s/ McDonald, Hopkins, Burke & Haber Co., L.P.A.

                                McDonald, Hopkins,
                                 Burke & Haber Co., L.P.A.

                                    EXHIBIT J



                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


As independent public accountants, we hereby consent to the use in this Pre-effective Amendment No. 1 to the Registration Statement (File No. 333-68612 and File No. 811-10483) for The Aronhalt Fund of our report dated October 16, 2001 and all references to our firm included in or made a part of this Amendment.


     /s/ McCurdy & Associates CPA's, Inc.

     McCurdy & Associates CPA's, Inc.
     October 16, 2001

                                    EXHIBIT l




                                                           October 15, 2001




The Aronhalt Trust
13 Eavenson Way
Glenn Mills, PA  19342


         Re:      Subscription Agreement


Gentlemen:

     We are purchasing from you today 10,000 shares of The Aronhalt Fund, a portfolio of The Aronhalt Trust, a Delaware business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $100,000 to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

     We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                               Very truly yours,

                                               THE CRAIG T. ARONHALT IRA


                                               By:  /s/ Craig T. Aronhalt
                                                 -------------------------------
                                                        Craig T. Aronhalt

                                    EXHIBIT P

                                 CODE OF ETHICS

                                THE ARONHALT FUND
                        ARONHALT CAPITAL MANAGEMENT, INC.

1.       Definitions

         (a) "Access person" means any director, trustee, officer, general partner, or advisory person of the Fund or of the Adviser.

         (b)      "Adviser" means Aronhalt Capital Management, Inc.

         (c) "Advisory person" means (i) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of covered securities by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of covered securities by the Fund.

         (d) "Beneficial ownership" shall be interpreted in the same manner as it would be under Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 in determining whether a person is the beneficial owner of security for purposes of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder.

         (e)      "Control" shall have the same meaning as that set forth in
                  Section 2(a)(9) of the Investment Company Act.

         (f) "Covered security" means a security as defined in Section 2(a)(36) of the Investment Company Act, except that it does not include:

                  (1)      Direct obligations of the Government of the United
                           States;

                  (2) Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

                  (3) Shares issued by open-end registered investment companies.

         (g)      "Fund" means The Aronhalt Fund.

         (h) "Independent trustee" means a trustee of the Fund who is not an "interested person" of the Fund within the meaning of
                  Section 2(a)(19) of the Investment Company Act, and who would be required to make a report under Section 4 of this Code solely by reason of being a trustee of the Fund.

         (i) "Initial public offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

         (j) "Investment company personnel" means any employees, officers and directors of investment companies, investment advisers, and principal underwriters who are subject to the requirements of SEC Rule 17j-1.

         (k) "investment personnel" of a Fund means: (i) any employee of the Fund (or of any company in a control relationship to the Fund) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Fund; and
                  (ii) any natural person who controls the Fund and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

         (l) "Limited offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to
                  Section 4(2) or Section 4(6) or pursuant to Rule 504, Rule 505, or Rule 506 under the Securities Act of 1933.

         (m) "Portfolio manager" means the person (or one of the persons) primarily responsible for the day-to-day management of the Fund's portfolio.

         (n) "Purchase or sale of a covered security" includes, among other things, the writing of an option to purchase or sell a covered security.

2.       Statement of General Fiduciary Principles

     The following general fiduciary principles shall govern personal investment activities and the interpretation and administration of this Code:

          o The interests of Fund shareholders must be placed first at all times;

          o All personal securities transactions must be conducted consistent with this Code and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility; and

          o    Investment   company  personnel  should  not  take  inappropriate
               advantage of their positions.

     This Code does not attempt to identify all possible conflicts of interest, and literal compliance with each of its specific provisions will not shield investment company personnel from liability for personal trading or other conduct that violates a fiduciary duty to Fund shareholders.

3.       Substantive Restrictions on Personnel Investing Activities

         (a)      Trading Prohibition

                  No access person shall buy or sell a security which, to his knowledge, (i) is owned by the Fund at the time of such purchase or sale or (ii) is traded by the Fund within seven calendar days before or after such purchase or sale (the "blackout period"); provided, that an access person may sell a security owned by such access person before becoming an access person if such sale is not made during the blackout period.

         (b)      Initial Public Offerings and Limited Offerings

                  Investment personnel of the Fund must obtain approval from the Fund before directly or indirectly acquiring beneficial ownership in any securities in an initial public offering or in a limited offering.

4.       Reporting

         (a)      Initial Holdings Reports

                  (1) Except as otherwise provided below, every access person shall report to the Fund, no later than 10 days after the person becomes an access person, the following information:

                           (A) The title, number of shares (for equity securities) and principal amount (for debt securities) of each covered security in which the access person had any direct or indirect beneficial ownership when the person became an access person;

                           (B) The name of any broker, dealer or bank with whom the access person maintained an account in which any securities were held for the direct or indirect benefit of the access person as of the date the person became an access person; and

                           (C) The date that the report is submitted by the access person.

                  (2) An independent trustee of the Fund need not make an initial holdings report.

         (b)      Quarterly Transaction Reports.
                  -----------------------------

                  (1) Except as otherwise provided below, every access person shall report to the Fund, no later than 10 days after the end of each calendar quarter, the following information:

                           (A) With respect to transactions in any covered security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the covered security:

                                    (i)     The date of the transaction, the
                                            title, the interest rate and
                                            maturity date (if applicable) and
                                            the number of shares (for equity
                                            securities) and the principal amount
                                            (for debt securities) of each
                                            covered security involved;

                                    (ii)    The nature of the transaction (i.e.,
                                            purchase,  sale or any other type of
                                            acquisition or disposition);

                                    (iii)   The price of the covered security at
                                            which the transaction was effected;

                                    (iv)    The  name of the  broker,  dealer or
                                            bank  with  or  through  which  the
                                            transaction  was effected; and

                                    (v)     The date that the report is
                                            submitted by the access person.

                           (B) With respect to any account established by the access person in which any securities were held during the quarter for the direct or indirect benefit of the access person:

                                    (i)     The name of the  broker,  dealer  or
                                            bank  with  whom the  access  person
                                            established  the account;

                                    (ii)    The date the account was established
                                            ; and

                                    (iii)   The date that the report is
                                            submitted by the access person.

                  (2) An independent trustee of the Fund need only report a transaction in a covered security in a quarterly transaction report if such trustee, at the time of that transaction, knew or, in the ordinary course of fulfilling his or her official duties as a trustee of the Fund, should have known that, during the 15-day period immediately before or after the date of the transaction by the trustee, such covered security was purchased or sold by the Fund or was being considered by the Fund or its investment adviser for purchase or sale by the Fund.

                  (3) An access person need not make a quarterly transaction report under this section if the report would duplicate information contained in broker trade confirmations or account statements received by the Fund with respect to the access person during the applicable time period, provided that all of the information required by Section 4(b)(1) is contained in the broker trade confirmations or account statements, or in the records of the Fund.

         (c)      Annual Holdings Reports

                  (1) Except as otherwise provided below, not later than January 31 of each year, every access person shall report to the Fund annually the following information (which must be current as of December 31 of such year).

                           (A) The title, number of shares (for equity securities) and principal amount (for debt securities) of each covered security in which the access person had any direct or indirect beneficial ownership;

                           (B) The name of any broker, dealer or bank with whom the access person maintains an account in which any securities are held for the direct or indirect benefit of the access person; and

                           (C) The date that the report is submitted by the access person.

                  (2) An independent trustee of the Fund need not make an annual holdings report.

         (d)      Exception

                  A person need not make a report under this section with respect to transactions effected for, and covered securities held in, any account over which the person has no direct or indirect influence or control.

         (e)      Disclaimer

                  Any report under this section may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect beneficial ownership in the security to which the report relates.

(5)      Administration of the Code of Ethics

         (a)      General Rule

                  The Fund and the Adviser must use reasonable diligence and institute procedures reasonably necessary to prevent violations of the Code.

         (b)      Written Report to Board of Directors/Trustees

                  No less frequently than annually, the Fund and the Adviser each must furnish to its board of directors/trustees, and the board must consider, a written report that:

                  (1) Describes any issues arising under the Code or procedures since the last report to the board, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

                  (2) Certifies that the Fund/Adviser has adopted procedures reasonably necessary to prevent access persons from violating the Code.

         (c)      Sanctions

                  Upon discovering a violation of this Code, the board of directors/trustees of the Fund or the Adviser, as the case may be, may impose such sanctions as it deems appropriate, including, among other things, disgorgement of profits, a letter of censure or suspension or termination of the employment of the violator.



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